Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term	1 year 9 months 25 days	1 year 4 months 17 days
Operating leases discount rates	4.75%	4.75%
Rental expense	$ 498,166	$ 426,152	$ 312,675
Lease liabilities	$ 409,595	$ 480,636	$ 350,934